                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                  Date of fiscal year end: December 31, 2006

          Date of reporting period: July 1, 2006 - September 30, 2006

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

  SHARES            SECURITY DESCRIPTION              VALUE
  ------  ----------------------------------------- ----------
COMMON STOCK - 103.8%
BASIC MATERIALS- 1.4%
   4,745  Brush Engineered Materials, Inc.(a)       $  118,008
   4,290  Zoltek Cos, Inc.(a)                          109,610
                                                    ----------
                                                       227,618
                                                    ----------
BUSINESS SERVICES - 9.1%
  10,640  AMN Healthcare Services, Inc.(a)             252,700
   8,620  Healthcare Services Group                    216,879
   5,915  ICT Group, Inc.(a)                           186,145
   5,615  Kenexa Corp.(a)                              141,610
   2,420  Parexel International Corp.(a)                80,078
  20,975  PeopleSupport, Inc.(a)                       388,038
   3,565  Ultimate Software Group, Inc.(a)              83,884
   4,920  VistaPrint, Ltd.(a)                          127,625
                                                    ----------
                                                     1,476,959
                                                    ----------
COMMUNICATIONS TECHNOLOGY - 0.8%
   3,820  Progressive Gaming International Corp.(a)     31,324
  13,055  Tivo, Inc.(a)                                 99,087
                                                    ----------
                                                       130,411
                                                    ----------
CONSUMER OTHER - 11.6%
   3,500  Buffalo Wild Wings, Inc.(a)                  133,875
  11,517  Coldwater Creek, Inc.(a)                     331,229
  11,235  Cott Corp.(a)                                192,905
   6,185  CROCS, Inc.(a)                               209,981
   3,975  Gymboree Corp.(a)                            167,666
   3,070  Performance Food Group Co.(a)                 86,236
   6,895  Steven Madden, Ltd.(a)                       270,560
   9,620  SunOpta, Inc.(a)                             101,683
   5,500  True Religion Apparel, Inc.(a)               116,105
   3,540  Volcom, Inc.(a)                               79,792
   3,060  WMS Industries, Inc.(a)                       89,383
   3,560  Zumiez, Inc.(a)                               96,120
                                                    ----------
                                                     1,875,535
                                                    ----------
CONSUMER RETAIL - 13.9%
   3,790  Bebe Stores, Inc.                             93,916
   8,630  Big Lots, Inc.(a)                            170,960
  10,000  Casual Male Retail Group, Inc.(a)            137,300
   6,460  Charlotte Russe Holding, Inc.(a)             177,908
   6,580  Charming Shoppes, Inc.(a)                     93,962
   1,570  Childrens Place Retail Stores, Inc.(a)       100,527
   6,065  Christopher & Banks Corp.                    178,796
   3,820  Guitar Center, Inc.(a)                       170,678
   9,020  Houston Wire & Cable Co.(a)                  169,576
   8,235  Interface, Inc., Class A(a)                  106,067
   8,345  J Crew Group, Inc.(a)                        250,934
   2,380  MWI Veterinary Supply, Inc.(a)                79,801
   3,405  Red Robin Gourmet Burgers, Inc.(a)           157,005
  11,480  Restoration Hardware, Inc.(a)                 99,532

     3,600 Talbots, Inc.                                         98,100
     4,115 Under Armour, Inc.(a)                                164,682
                                                              ---------
                                                              2,249,744
                                                              ---------
FINANCIALS - 3.9%
     2,640 International Securities Exchange, Inc.              123,790
     9,510 Knight Capital Group, Inc.(a)                        173,082
     2,065 Piper Jaffray Cos.(a)                                125,180
     6,035 Tower Group, Inc.                                    201,267
                                                              ---------
                                                                623,319
                                                              ---------
HEALTHCARE SERVICES - 6.2%
     3,720 Icon plc, ADR(a)                                     262,558
     3,755 LHC Group, Inc.(a)                                    83,812
     1,570 Matria Healthcare, Inc.(a)                            43,630
     2,300 Molina Healthcare, Inc.(a)                            81,328
     7,895 Psychiatric Solutions, Inc.(a)                       269,141
    23,916 Sun Healthcare Group, Inc.(a)                        256,847
                                                              ---------
                                                                997,316
                                                              ---------
INDUSTRIAL - 1.6%
     8,245 Fuel Tech, Inc.(a)                                   122,768
     8,755 Gerber Scientific, Inc.(a)                           131,150
                                                              ---------
                                                                253,918
                                                              ---------
PRODUCTS/PHARMACEUTICAL - 17.4%
    20,245 Allos Therapeutics(a)                                 76,324
    16,830 BioMarin Pharmaceuticals, Inc.(a)                    239,491
     7,425 Conceptus, Inc.(a)                                   131,348
     3,060 Digene Corp.(a)                                      132,039
     2,825 Foxhollow Technologies, Inc.(a)                       96,587
     2,475 Illumina, Inc.(a)                                     81,774
     7,600 Inverness Medical Innovations, Inc.(a)               264,176
     4,280 Kyphon, Inc.(a)                                      160,158
    10,105 Lifecell Corp.(a)                                    325,583
     6,150 NuVasive, Inc.(a)                                    123,677
     4,500 Nuvelo, Inc.(a)                                       82,080
     5,930 Pharmion Corp.(a)                                    127,792
    25,875 Salix Pharmaceuticals, Ltd.(a)                       350,865
     9,500 Telik, Inc.(a)                                       169,005
     4,675 VCA Antech, Inc.(a)                                  168,581
    13,330 Volcano Corp.(a)                                     153,162
     5,240 Wright Medical Group, Inc.(a)                        127,070
                                                              ---------
                                                              2,809,712
                                                              ---------
SEMICONDUCTORS & EQUIPMENT - 13.6%
     9,385 Atheros Communications, Inc.(a)                      170,150
    18,210 Atmel Corp.(a)                                       109,988
     7,465 Cbeyond, Inc.(a)                                     204,914
     2,865 Diodes, Inc.(a)                                      123,682
    16,900 Emcore Corp.(a)                                      100,048
     7,830 Harmonic, Inc.(a)                                     57,551
     6,100 Hittite Microwave Corp.(a)                           271,450
     9,035 Rudolph Technologies, Inc.(a)                        165,612
    20,220 Silicon Image, Inc.(a)                               257,198
     1,315 Silicon Laboratories, Inc.(a)                         40,791
    10,240 Silicon Motion Technology Corp., ADR(a)              170,291
     5,130 Techwell, Inc.(a)                                     76,847
     9,020 Tessera Technologies, Inc.(a)                        313,716
     3,680 Varian Semiconductor Equipment Associates, Inc.(a)   135,056

                                                    -----------
                                                      2,197,294
                                                    -----------
SOFTWARE & SERVICES - 18.5%
     7,840 Allscripts Healthcare Solutions, Inc.(a)     176,008
     1,560 Avid Technology, Inc.(a)                      56,815
    11,180 Blackbaud, Inc.                              245,848
     7,580 Cybersource Corp.(a)                          89,671
     4,995 Digital River, Inc.(a)                       255,344
     9,020 DivX, Inc.(a)                                214,405
     8,655 Eclipsys Corp.(a)                            155,011
     2,215 Equinix, Inc.(a)                             133,121
     3,785 F5 Networks, Inc.(a)                         203,330
    15,755 Innerworkings, Inc.(a)                       185,121
     7,640 Omnicell, Inc.(a)                            136,680
    22,495 Perficient, Inc.(a)                          352,722
     3,920 Priceline.com, Inc.(a)                       144,217
    10,075 THQ, Inc.(a)                                 293,888
     6,280 WebEx Communications, Inc.(a)                245,046
     8,630 Website Pros, Inc.(a)                         93,722
                                                    -----------
                                                      2,980,949
                                                    -----------
TECHNOLOGY - 5.8%
     2,665 Ansoft Corp.(a)                               66,385
    16,540 Kanbay International, Inc.(a)                340,062
     5,580 Mentor Graphics Corp.(a)                      78,566
     7,160 Rackable Systems, Inc.(a)                    195,969
     7,555 Riverbed Technology, Inc.(a)                 147,323
    11,470 SimpleTech, Inc.(a)                          104,492
                                                    -----------
                                                        932,797
                                                    -----------
TOTAL COMMON STOCK (COST $15,609,688)                16,755,572
                                                    -----------
TOTAL INVESTMENTS - 103.8%
(COST $15,609,688)                                  $16,755,572
OTHER ASSETS AND LIABILITIES, NET - (3.8)%             (614,025)
                                                    -----------
TOTAL NET ASSETS - 100.0%                           $16,141,547
                                                    ===========

ADR American Depositary Receipt
(a)Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                      $1,338,204
Gross Unrealized Depreciation                      $ (192,320)
                                                   ----------
Net Unrealized Appreciation (Depreciation)         $1,145,884
                                                   ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

 SHARES               SECURITY DESCRIPTION                 VALUE
 ------ ------------------------------------------------ ----------
COMMON STOCK - 83.9%

CONSUMER DISCRETIONARY - 5.0%
 10,200 CVS Corp.                                        $  327,624
 12,800 Home Depot, Inc.                                    464,256
 10,200 Walt Disney, Co.                                    315,282
                                                         ----------
                                                          1,107,162
                                                         ----------
ENERGY - 23.5%
  7,600 Cameron International Corp.(a)                      367,156
 19,100 ENSCO International, Inc.                           837,153
 10,500 Grant Prideco, Inc.(a)                              399,315
 20,300 Helix Energy Solutions Group, Inc.(a)               678,020
 11,400 Hydril(a)                                           639,084
  6,900 Schlumberger, Ltd.                                  428,007
 11,500 Suntech Power Holdings Co., Ltd. ADR(a)             297,045
 12,600 Todco(a)                                            435,960
 14,900 Transocean, Inc.(a)                               1,091,127
                                                         ----------
                                                          5,172,867
                                                         ----------
FINANCIALS - 1.9%
  6,400 American International Group, Inc.                  424,064
                                                         ----------
HEALTH CARE - 6.9%
  9,000 Amgen, Inc.(a)                                      643,770
  6,400 Genentech, Inc.(a)                                  529,280
  9,700 LifePoint Hospitals, Inc. (a)                       342,604
                                                         ----------
                                                          1,515,654
                                                         ----------
INDUSTRIALS - 15.8%
 38,820 AU Optronics Corp. ADR                              553,185
 12,400 Dover Corp.                                         588,256
  9,500 Emerson Electric Co.                                796,670
 25,700 General Electric Co.                                907,210
 15,600 Honeywell International, Inc.                       638,040
                                                         ----------
                                                          3,483,361
                                                         ----------
INFORMATION TECHNOLOGY - 25.7%
  7,200 Apple Computer, Inc.(a)                             554,616
 44,300 Applied Materials, Inc.                             785,439
 16,800 ASML Holding NV(a)                                  391,104
 15,200 Atheros Communications, Inc.(a)                     275,576
 25,500 Cisco Systems, Inc.(a)                              586,500
  2,616 Google, Inc., Class A(a)                          1,051,370
 28,600 Nuance Communications, Inc.(a)                      233,662
 11,900 Trident Microsystems, Inc.(a)                       276,794
 57,061 Taiwan Semiconductor Manufacturing Co., Ltd. ADR    547,786
 40,300 Teradyne, Inc.(a)                                   530,348
 19,000 Xilinx, Inc.                                        417,050
                                                         ----------
                                                          5,650,245
                                                         ----------
TELECOMMUNICATION EQUIPMENT - 3.7%
 23,800 Corning, Inc.(a)                                    580,958
109,800 JDS Uniphase Corp.(a)                               240,462
                                                         ----------
                                                            821,420
                                                         ----------

TELECOMMUNICATION SERVICES - 1.4%
     7,800 Amdocs, Ltd.(a)                                             308,880
                                                                   -----------
Total Common Stock (Cost $17,422,441)                               18,483,653
                                                                   -----------
MUTUAL FUND - 3.4%

    10,100 iShares Nasdaq Biotechnology Index (Cost $736,092)          745,178
                                                                   -----------
PRINCIPAL
---------
MONEY MARKET DEPOSIT ACCOUNT - 15.3%
$3,366,422 Citibank Money Market Deposit Account, 4.93% (Cost
           $3,366,422)                                               3,366,422
                                                                   -----------
Total Investments - 102.6% (Cost $21,524,955)*                     $22,595,253
                                                                   -----------
Other Assets & Liabilities, Net - (2.6)%                              (568,202)
                                                                   -----------
NET ASSETS - 100.0%                                                $22,027,051
                                                                   ===========

(a) Non-income producing security.
ADR American Depositary Receipt
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $1,508,784
Gross Unrealized Depreciation                                        (438,486)
                                                                   ----------
Net Unrealized Appreciation (Depreciation)                         $1,070,298
                                                                   ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

    SHARES              SECURITY DESCRIPTION           VALUE
--------------   ---------------------------------- -----------
COMMON STOCK - 96.6%
AUSTRALIA - 1.5%
       138,350   BHP Billiton, Ltd. ADR             $ 5,240,698
       125,700   BHP Billiton plc                     2,169,717
                                                    -----------
                                                      7,410,415
                                                    -----------
AUSTRIA - 1.2%
        41,503   Andritz AG                           6,330,832
                                                    -----------
BELGIUM - 2.1%
        38,900   KBC Groep NV                         4,096,424
        52,106   Solvay SA, Class A                   6,739,126
                                                    -----------
                                                     10,835,550
                                                    -----------
CANADA - 1.3%
       268,105   Methanex Corp.                       6,498,134
                                                    -----------
FINLAND - 6.5%
       149,496   Cargotec Corp., Class B              6,325,596
       324,920   KCI Konecranes Oyj                   6,167,568
       151,120   Kone Oyj, Class B                    7,329,411
       259,010   UPM-Kymmene Oyj                      6,154,628
       298,993   YIT- Yhtyma Oyj                      6,926,523
                                                    -----------
                                                     32,903,726
                                                    -----------
FRANCE - 5.1%
        63,505   Christian Dior SA                    6,610,994
        82,990   Compagnie de Saint-Gobain SA         6,019,182
        79,928   Imerys SA                            6,688,960
       114,892   Peugeot SA                           6,478,472
                                                    -----------
                                                     25,797,608
                                                    -----------
GERMANY - 1.4%
        62,540   Continental AG                       7,264,679
                                                    -----------
IRELAND - 2.5%
       190,330   CRH plc                              6,441,270
     1,243,958   Greencore Group plc                  6,151,571
                                                    -----------
                                                     12,592,841
                                                    -----------
JAPAN - 12.7%
       437,200   Asahi Breweries, Ltd.                6,373,404
           604   Central Japan Railway Co.            6,442,667
       725,220   Iino Kaiun Kaisha, Ltd.              6,722,674
       251,900   Kansai Electric Power Co., Inc.      5,811,027
         1,030   KDDI Corp.                           6,417,608
       263,300   Maruichi Steel Tube, Ltd.            6,252,330
     1,059,000   Meiji Dairies Corp.                  7,154,133
     1,034,000   Nippon Yusen KK                      6,293,723
     1,437,000   Showa Denko KK                       6,192,026
       229,000   Tokyo Electric Power Co., Inc.       6,591,323
                                                    -----------
                                                     64,250,915
                                                    -----------
SOUTH KOREA - 3.9%
         5,586   Samsung Electronics Co., Ltd.        3,919,793
         7,020   Samsung Electronics Co., Ltd. GDR*   2,462,377
        79,284   Samsung SDI Co., Ltd.                6,535,431
        32,592   SK Telecom Co., Ltd.                 6,940,331
                                                    -----------
                                                     19,857,932
                                                    -----------

MEXICO - 1.3%
    223,133   Cemex SA de CV ADR                  6,711,841
                                                 ----------
NETHERLANDS - 1.3%
    227,876   ABN Amro Holdings NV                6,645,721
                                                 ----------
NORWAY - 4.6%
    453,800   Aker Seafoods ASA                   1,981,659
    297,150   Austevoll Seafood ASA(a)            1,866,720
    618,244   Camillo Eitzen & Co. AS             6,915,163
    487,840   DNB NOR ASA                         5,972,331
    119,280   Eitzen Maritime Services ASA(a)        41,853
    433,920   Yara International ASA              6,582,101
                                                 ----------
                                                 23,359,827
                                                 ----------
PORTUGAL - 1.3%
    511,475   Portugal Telecom SGPS SA            6,388,168
                                                 ----------
SOUTH AFRICA - 4.1%
     32,720   Impala Platinum Holdings, Ltd.      5,400,380
  3,044,319   Metorex, Ltd.                       4,868,189
    444,240   Sappi, Ltd.                         5,722,466
    140,070   Sasol, Ltd.                         4,605,672
                                                 ----------
                                                 20,596,707
                                                 ----------
SPAIN - 2.5%
    272,430   Banco Bilboa Vizcaya Argentaria SA  6,304,251
    214,280   Repsol YPF SA                       6,376,912
                                                 ----------
                                                 12,681,163
                                                 ----------
SWEDEN - 2.2%
     86,070   Autoliv, Inc.                       4,743,318
    308,178   Investor AB, Class B                6,413,191
                                                 ----------
                                                 11,156,509
                                                 ----------
UNITED KINGDOM - 7.8%
    336,620   Barratt Developments plc            6,717,905
    278,960   Bellway plc                         6,726,584
    641,833   Crest Nicholson plc                 6,512,655
    679,414   George Wimpey plc                   6,588,720
    631,441   Lloyds TSB Group plc                6,377,655
    274,035   Persimmon plc                       6,864,342
                                                 ----------
                                                 39,787,861
                                                 ----------
UNITED STATES - 33.3%
    303,553   Adesa, Inc.                         7,015,110
    284,086   Ameris Bancorp                      7,729,980
    151,633   Ametek, Inc.                        6,603,617
    212,437   Astoria Financial Corp.             6,547,308
    400,380   Central Parking Corp.               6,606,270
    169,774   Colony Bankcorp, Inc.               3,548,277
    840,010   Ford Motor Co.                      6,795,681
    152,260   FPL Group, Inc.                     6,851,700
    121,543   HF Financial Corp.                  1,975,074
     88,535   General Dynamics Corp.              6,345,304
    229,508   International Bancshares Corp.      6,811,798
    544,595   Mac-Gray Corp.(a)                   6,398,991
     69,300   Marathon Oil Corp.                  5,329,170
    184,132   National City Corp.                 6,739,231
    173,802   North Fork Bancorp., Inc.           4,977,689
    112,583   Praxair, Inc.                       6,660,410
    238,096   South Financial Group, Inc.         6,197,639
    238,273   Southwest Bancorp, Inc.             6,152,209
    314,241   Sovereign Bancorp, Inc.             6,759,324

189,285     Stewart Information Services Corp.                                  6,581,439
205,514     TD Banknorth, Inc.                                                  5,935,244
164,018     Toro Co.                                                            6,916,639
146,224     UnitedHealth Group, Inc.                                            7,194,221
185,980     Verizon Communications, Inc.                                        6,905,437
136,786     Webster Financial Corp.                                             6,443,989
 80,900     WellPoint, Inc.(a)                                                  6,233,345
113,638     WESCO International, Inc.(a)                                        6,594,413
                                                                              -----------
                                                                              168,849,509
                                                                              -----------
Total Common Stock (Cost $407,056,035)                                        489,919,938
                                                                              -----------

PRINCIPAL
 AMOUNT
----------
SHORT-TERM INVESTMENTS - 3.1%
CERTIFICATES OF DEPOSIT - 0.0%
  $ 27,605 Middlesex Savings Bank, 4.25%, 11/24/06                               27,605
    27,365 Stoneham Savings Bank, 3.44%, 11/24/06                                27,365
                                                                           ------------
Total Certificates of Deposit (Cost $54,970)                                     54,970
                                                                           ------------
COMMERCIAL PAPER # - 3.1%
15,330,000 Prudential Funding Corp. CP, 5.26%, 10/02/06 (Cost $15,330,000)   15,330,000
                                                                           ------------
MONEY MARKET DEPOSIT ACCOUNT - 0.0%
       155 Citibank Money Market Deposit Account, 4.93% (Cost $155)                 155
                                                                           ------------
Total Short-Term Investments (Cost $15,385,125)                              15,385,125
                                                                           ------------
TOTAL INVESTMENTS - 99.7%
 (Cost $422,441,160)**
                                                                           $505,305,063
Other Assets and Liabilities, Net - 0.3%                                      1,688,951
                                                                           ------------
NET ASSETS - 100.0%                                                        $506,994,014
                                                                           ============

ADR American Depositary Receipt.
GDR Global Depositary Receipt.
(a) Non-income producing security.
* Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,462,377 or 0.5% of net assets.
#   Yields shown are annualized yields at time of purchase.
** Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                               $88,377,878
Gross Unrealized Depreciation                                                (5,513,975)
                                                                            -----------
Net Unrealized Appreciation (Depreciation)                                  $82,863,903
                                                                            ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WINSLOW GREEN GROWTH FUND
SEPTEMBER 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

  SHARES               SECURITY DESCRIPTION                VALUE
  ------    ------------------------------------------- ------------
COMMON STOCK - 100.4%

CONSUMER DISCRETIONARY - 5.3%
    155,000 Answers Corp.(a)                            $  1,689,500
    350,000 aQuantive, Inc.(a)                             8,267,000
      5,000 Bare Escentuals, Inc.(a)                         135,750
                                                        ------------
                                                          10,092,250
                                                        ------------
CONSUMER STAPLES - 13.7%
    250,000 Green Mountain Coffee Roasters, Inc.(a)        9,200,000
    200,000 Herbalife, Ltd.(a)(b)                          7,576,000
    550,000 Services Acquisition Corp. International(a)    4,895,000
    125,000 United Natural Foods, Inc.(a)                  3,873,750
     10,000 Whole Foods Market, Inc.                         594,300
                                                        ------------
                                                          26,139,050
                                                        ------------
ENERGY - 10.2%
  1,000,000 Canadian Hydro Developers, Inc.(a)             4,780,000
    850,000 Clean Air Power, Ltd.(a)                       1,288,964
    486,500 Fuel-Tech, Inc.(a)                             7,243,985
    164,000 Infinity Bio-Energy, Ltd.(a)                     915,120
    204,900 Metretek Technologies, Inc.(a)                 2,446,506
    620,500 Protonex Technology Corp.(a)                   1,109,384
    875,000 Questair Technologies, Inc.(a)                   917,346
     23,300 Sunpower Corp., Class A(a)                       646,342
                                                        ------------
                                                          19,347,647
                                                        ------------
FINANCIALS - 1.7%
    125,000 Bankrate, Inc.(a)                              3,320,000
                                                        ------------
PHARMACEUTICALS AND BIOTECHNOLOGY - 17.8%
    500,000 Applera Corp - Celera Genomics Group(a)        6,960,000
    650,000 Arena Pharmaceuticals, Inc.(a)                 7,787,000
  1,500,000 Isis Pharmaceuticals, Inc.(a)                 10,770,000
  3,375,000 Unigene Laboratories, Inc.(a)                  8,437,500
                                                        ------------
                                                          33,954,500
                                                        ------------
HEALTH CARE EQUIPMENT AND SERVICES - 14.2%
    490,000 SurModics, Inc.(a)                            17,208,800
  2,524,000 ThermoGenesis Corp.(a)                         9,767,880
                                                        ------------
                                                          26,976,680
                                                        ------------
INDUSTRIALS - 13.4%
    100,000 American Superconductor Corp.(a)                 926,000
    160,000 Color Kinetics, Inc.(a)                        2,716,800
    338,300 Emcore Corp.(a)                                2,002,736
     50,000 ESCO Technologies, Inc.(a)(b)                  2,302,000
     98,800 WFI Industries, Ltd.                           2,219,048
    600,000 Zoltek Cos., Inc.(a)(b)                       15,330,000
                                                        ------------
                                                          25,496,584
                                                        ------------
SOFTWARE AND SERVICES - 22.4%
  1,100,000 Certicom Corp.(a)                              5,697,670
    495,000 Maxwell Technologies, Inc.(a)                 10,068,300
     50,000 Nutri/System, Inc.(a)(b)                       3,114,500
  1,075,000 Opsware, Inc.(a)                               9,685,750
    317,100 Sonic Solutions, Inc.(a)                       4,832,604
  1,400,000 VA Software Corp.(a)                           5,628,000
    400,000 VitalStream Holdings, Inc.(a)                  3,532,000
                                                        ------------
                                                          42,558,824
                                                        ------------
TELECOMMUNICATIONS SERVICES - 0.4%
     40,751 Occam Networks, Inc.(a)                          713,125
                                                        ------------
UTILITIES - 1.3%
  2,700,000 US Geothermal, Inc.(a)(c)                      2,538,000
                                                        ------------
Total Common Stock (Cost $172,145,912)                   191,136,660
                                                        ------------

    WARRANTS - 0.1%
         328,000 Infinity Bio-Energy Ltd., Expires 05/23/10           190,240
         100,000 Quantum Fuel Systems Technologies Worldwide,
                 Inc., Expires 12/31/49                                    --
                                                                  -----------
    Total Warrants (cost $164,000)                                    190,240
                                                                  -----------
    TOTAL INVESTMENTS IN SECURITIES - 100.5%
       (Cost $172,309,912)*                                       191,326,900
                                                                  -----------

   NUMBER OF           SECURITY             EXERCISE EXPIRATION
   CONTRACTS          DESCRIPTION            PRICE      DATE
------------ -----------------------------  -------- ----------
CALL OPTIONS WRITTEN - (0.2)%
    (100)    ESCO Technologies, Inc.         $60.00   12/16/06  $     (2,750)
  (1,500)    Herbalife, Ltd.                  40.00   11/18/06      (210,000)
    (250)    Nutrisystem, Inc.                75.00   12/16/06       (60,625)
  (1,000)    Zoltek Cos., Inc.                35.00   12/16/06       (45,000)
                                                                ------------
(Premiums Received $322,586)                                        (318,375)
                                                                ------------
Other Assets and Liabilities, Net - (0.3)%                          (552,008)
                                                                ------------
NET ASSETS - 100.0%                                             $190,456,517
                                                                ============

(a)Non-income producing security.
(b)All or a portion of shares are held as cover for written options.
(c)Affiliated Company.

INVESTMENTS IN AFFILIATES

An Affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

                        VALUE,                                            VALUE,
AFFILIATE           JANUARY 1, 2006 PURCHASES  SALE PROCEEDS INCOME SEPTEMBER 30, 2006
---------           --------------- ---------- ------------- ------ ------------------
US Geothermal, Inc.       $0        $2,516,725   $157,170      $0       $2,538,000

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                     $27,333,252
Gross Unrealized Depreciation                                      (8,312,053)
                                                                  -----------
Net Unrealized Appreciation (Depreciation)                        $19,021,199
                                                                  ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      -------------------------
      Simon D. Collier,
      President & Principal
      Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      -------------------------
      Simon D. Collier,
      President & Principal
      Executive Officer

Date: November 27, 2006

By:   /s/ Trudance L. Bakke
      -------------------------
      Trudance L. Bakke,
      Treasurer and Principal
      Financial Officer

Date: November 27, 2006